Summary of Significant Accounting Policies (Details Textual)	12 Months Ended
Dec. 31, 2019 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Management fee, per month	0.167%
Management fee, per annum	2.00%
Millburn Multi-Markets Trading L.P. [Member]
Summary Of Significant Accounting Policies [Line Items]
Management fee, per month	0.167%
Millburn Multi-Markets Trading L.P. [Member] | U S Feeder [Member]
Summary Of Significant Accounting Policies [Line Items]
Selling commissions	2.00%
Cash equivalents, at carrying value	$ 765
Description of operating expenses	Total operating expenses related to investors in the U.S. Feeder (including their pro-rata share of Partnership expenses) are not expected to exceed 1/2 of 1% per annum of the U.S. Feeder's average month-end partners' capital.
Millburn Multi-Markets Trading L.P. [Member] | Cayman Feeder [Member]
Summary Of Significant Accounting Policies [Line Items]
Selling commissions	2.00%
Platform fee	0.25%
Cash equivalents, at carrying value	$ 7,714
Description of operating expenses	The Partnership bears expenses including, but not limited to, periodic legal, accounting and filing fees up to an amount equal to 1/4 of 1% per annum of average Partners' Capital of the Partnership (the "Expense Cap").